Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended					12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Income Tax [Line Items]
Income Tax Benefit					$ 1,000	$ 0	$ 0
Valuation allowance on deferred tax assets						1,735,000	5,030,000
California research and development tax credit carryforwards	6,509,000					6,509,000	6,509,000
Unrecognized tax benefits	0					0
Interest and penalties accrued on unrecognized tax benefits	0					0
General Business Tax Credit Carryforward [Member]
Income Tax [Line Items]
Tax credit carryforward, amount	7,200,000					7,200,000
CALIFORNIA
Income Tax [Line Items]
California net operating loss carryforwards expiration period						2014 through 2033
California net operating loss carryforwards	40,100,000					40,100,000
State and Local Jurisdiction [Member]
Income Tax [Line Items]
California net operating loss carryforwards	40,100,000					40,100,000
State and Local Jurisdiction [Member] | Research Tax Credit Carryforward [Member]
Income Tax [Line Items]
California research and development tax credit carryforwards	10,000,000					10,000,000
Domestic Tax Authority [Member]
Income Tax [Line Items]
Federal net operating loss carryforwards	41,200,000					41,200,000
Tax credit carryforward, amount	$ 7,300,000					$ 7,300,000
California net operating loss carryforwards expiration period						2019 through 2032